GOODWILL AND INTANGIBLE ASSETS - Changes in Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill
Balance of goodwill at beginning of period	$ 25,009	$ 25,673
Foreign exchange translation	(1,214)	(577)
Smaller acquisitions/divestitures, purchase accounting adjustments and other	(203)	(25)
Sale of Brazil Credicard		(62)
Balance of goodwill at end of period	$ 23,592	$ 25,009